UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF
DWS Lifecycle Long Range Fund
A Series of DWS Advisor Funds III

Investment Company Act file number  811-06576

DWS Advisor Funds III
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA  02108-3106
(Name and address of agent for service)

Registrant's telephone number, including area code:  617-295-1000

Date of fiscal year end:  03/31

Date of reporting period:  *7/1/09-6/30/10

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

             *    DWS Lifecycle Long Range Fund, a series of DWS Advisor Funds III was reorganized into
                  DWS Lifecycle Long Range Fund, a series of DWS Advisor Funds on 7/10/06. The surviving fund's Form N-PX will be filed on approximately 8/27/10. (CIK: 797657) (Filing no. 811-04760).

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06576
Reporting Period: 07/01/2009 - 06/30/2010
DWS Advisor Funds III

===================== A      DWS LIFECYCLE LONG RANGE FUND =====================

========== END NPX REPORT

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      DWS Advisor Funds III

By (Signature and Title)* /s/Michael G. Clark

Michael G. Clark, Chief Executive Officer

Date  8/17/10

* Print the name and title of each signing officer under his or her signature.